COMMITMENTS (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
COMMITMENTS
Rent expenses under operating leases	$ 42,429	$ 40,490	$ 28,927
Future minimum lease payments under non-cancelable operating leases agreements
2014	36,271
2015	29,755
2016	21,333
2017	12,578
2018 and thereafter	17,925
Total	$ 117,862